Segment reporting	12 Months Ended
Dec. 31, 2020
Segment reporting [Abstract]
Segment reporting
22	Segment reporting

The Company operates in the following segments: i) specialized maritime transportation, ii) logistics, iii) ports and terminals and iv) warehousing. Specialized maritime transportation operations (‘Specialized Maritime Division’) include transportation of bulk liquid products, materials and provisions for drilling platforms, and until December 31, 2019 towing services for ships. Logistics operations (‘Logistics Division’) include the operations of logistics solutions services and container and railcar maintenance and repair services. Operations at ports and terminals (‘Ports and Terminals Division’) include loading and unloading, storage at maritime port terminals, and shipping agency operations. Warehousing operations (‘Warehousing Division’) include storage and management of the facilities and bonded warehouses. There are no changes in the measuring methods used to calculate the earnings reported for each segment. The information for each operating segment is as follow:

	Specialized maritime division	Logistics division	Ports and terminals division	Warehousing division	Other businesses and shared accounts	Total consolidated

December 31, 2020
Revenue	$751,225	$243,825	$69,189	$139,042	$-	$1,203,281
Costs and expenses	(634,919)	(217,699)	(74,521)	(110,309)	-	(1,037,448)
Corporate expenses	-	-	-	-	(96,345)	(96,345)
Depreciation and amortization	(41,764)	(22,571)	(15,423)	(45,261)	(16,032)	(141,051)
Transportation profit (loss)	$74,542	$3,555	$(20,755)	$(16,528)	$(112,377)	$(71,563)
Costs, expenses and revenue not allocated						(331,593)
Net profit for the year						$(403,156)

Total assets by operating segment	$1,060,473	$250,188	$1,664,819	$539,521	$-	$3,515,001
Shared assets	-	-	-	-	515,546	515,546
Total assets	$1,060,473	$250,188	$1,664,819	$539,521	$515,546	$4,030,547

Total liabilities by operating segment	$363,098	$141,723	$498,233	$345,091	$-	$1,348,145
Shared liabilities	-	-	-	-	434,994	434,994
Total liabilities	$363,098	$141,723	$498,233	$345,091	$434,994	$1,783,139

Total capital expenditures by segment	$7,608	$33	$5,137	$4,086	$-	$16,864
Shared capital expenditures	-	-	-	-	11,511	11,511
Total capital expenditures	$7,608	$33	$5,137	$4,086	$11,511	$28,375
December 31, 2019
Revenue	$868,505	$265,472	$169,839	$171,867	$-	$1,475,683
Costs and expenses	(652,157)	(232,386)	(122,882)	(132,792)	-	(1,140,217)
Corporate expenses	-	-	-	-	(173,726)	(173,726)
Depreciation and amortization	(66,306)	(19,474)	(15,186)	(41,516)	(40,398)	(182,880)
Transportation profit (loss)	$150,042	$13,612	$31,771	$(2,441)	$(214,124)	$(21,140)
Costs, expenses and revenue not allocated						52,432
Net profit for the year						$31,292

Total assets by operating segment	$1,285,751	$266,079	$1,763,135	$386,418	$-	$3,701,383
Shared assets	-	-	-	-	862,392	862,392
Total assets	$1,285,751	$266,079	$1,763,135	$386,418	$862,392	$4,563,775

Total liabilities by operating segment	$431,893	$158,203	$567,030	$173,616	$-	$1,330,742
Shared liabilities	-	-	-	-	810,241	810,241
Total liabilities	$431,893	$158,203	$567,030	$173,616	$810,241	$2,140,983

Total capital expenditures by segment	$12,048	$598	$24,086	$494	$-	$37,226
Shared capital expenditures	-	-	-	-	11,055	11,055
Total capital expenditures	$12,048	$598	$24,086	$494	$11,055	$48,281

	Specialized maritime division	Logistics division	Ports and terminals division	Warehousing division	Other businesses and shared accounts	Total consolidated
December 31, 2018
Revenue	$909,455	$286,649	$165,971	$160,991	$-	$1,523,066
Costs and expenses	(727,535)	(248,364)	(106,993)	(165,388)	(473)	(1,248,753)
Corporate expenses	-	-	-	-	(198,404)	(198,404)
Depreciation and amortization	(59,451)	(2,772)	(9,616)	(1,305)	(7,133)	(80,277)
Transportation profit (loss)	$122,469	$35,513	$49,362	$(5,702)	$(206,010)	$(4,368)
Costs, expenses and revenue not allocated						27,917
Net profit for the year						$23,549

Total assets by operating segment	$1,820,844	$240,024	$866,849	$294,326	$-	$3,222,043
Shared assets	-	-	-	-	559,041	559,041
Total assets	$1,820,844	$240,024	$866,849	$294,326	$559,041	$3,781,084

Total liabilities by operating segment	$887,042	$159,956	$280,473	$66,583	$-	$1,394,054
Shared liabilities	-	-	-	-	262,772	262,772
Total liabilities	$887,042	$159,956	$280,473	$66,583	$262,772	$1,656,826

Total capital expenditures by segment	$42,745	$592	$13,176	$582	$-	$57,095
Shared capital expenditures	-	-	-	-	29,188	29,188
Total capital expenditures	$42,745	$592	$13,176	$582	$29,188	$86,283